Offerings - Offering: 1	Aug. 17, 2026
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	VS Trust, on behalf of 3x Gold ETF 3x Silver ETF 3x Bitcoin ETF 3x Ether ETF 3x Crude Oil ETF 3x Natural Gas ETF Common Units of Beneficial Interest
Offering Note	The registration statement covers an indeterminate amount of securities to be offered or sold and the filing fee will be calculated and paid in accordance with Rule 456(d) and Rule 457(u).